Concentration of Investments (Details) - EBP 031	Dec. 31, 2025	Dec. 31, 2024
Guaranteed Interest Account
EBP, Risk and Uncertainty [Line Items]
Investment	13.00%	17.00%
Mutual Fund
EBP, Risk and Uncertainty [Line Items]
Investment	20.00%	19.00%